Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of significant accounting policies
Summary of estimated useful lives of assets

Years
Furniture, fittings and equipment	3 – 5
Leasehold improvements	5

Summary of price index identification and movement

Argentina
Price index identity	Consumer
price index
(Basis points)
Price index level at 1 Jan 2023	1,134
Price index level at 31 December 2023	3,533
Change in index	2,399